Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 15, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000006611
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname11537a94-1e99-4750-98b3-1269a74e0dff" style="color: inherit; text-decoration: none;">Class A</a> with maximum sales charge
Account Value	$ 13,051	$ 13,213	$ 13,043	$ 12,854	$ 12,579	$ 12,412	$ 12,173	$ 12,396	$ 12,269	$ 12,397	$ 12,367	$ 11,964	$ 11,534	$ 11,642	$ 11,799	$ 11,770	$ 11,734	$ 11,847	$ 11,919	$ 11,821	$ 11,516	$ 11,725	$ 11,422	$ 11,452	$ 11,183	$ 11,306	$ 11,732	$ 11,919	$ 11,736	$ 11,851	$ 11,802	$ 11,990	$ 12,332	$ 12,403	$ 12,509	$ 12,541	$ 12,531	$ 12,569	$ 12,618	$ 12,613	$ 12,532	$ 12,537	$ 12,502	$ 12,392	$ 12,423	$ 12,468	$ 12,419	$ 12,333	$ 12,237	$ 12,255	$ 12,129	$ 12,102	$ 11,914	$ 11,617	$ 11,407	$ 11,235	$ 12,286	$ 12,191	$ 12,053	$ 12,043	$ 12,031	$ 12,000	$ 11,985	$ 11,848	$ 11,817	$ 11,749	$ 11,597	$ 11,553	$ 11,417	$ 11,386	$ 11,332	$ 11,165	$ 11,135	$ 11,155	$ 11,218	$ 11,158	$ 11,181		$ 11,176	$ 11,090	$ 11,122	$ 11,044	$ 11,085	$ 11,148	$ 11,105	$ 11,098	$ 11,082	$ 11,091	$ 10,982	$ 10,929	$ 10,908	$ 10,801	$ 10,696	$ 10,647	$ 10,579	$ 10,484	$ 10,474	$ 10,612	$ 10,634	$ 10,467	$ 10,372	$ 10,247	$ 10,153	$ 10,138	$ 10,014	$ 9,923	$ 9,978	$ 9,942	$ 9,951	$ 9,949	$ 9,948	$ 9,922	$ 9,918	$ 9,840	$ 9,919	$ 9,931	$ 9,914	$ 9,857	$ 9,855	$ 9,787	$ 9,753	$ 9,677
C000155975
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname30e23bd5-b5dc-4f60-a037-084e19b2284f" style="color: inherit; text-decoration: none;">Class C</a>
Account Value	$ 12,235	12,398	12,228	12,073	11,805	11,654	11,451	11,670	11,557	11,685	11,649	11,291	10,892	11,001	11,155	11,138	11,108	11,212	11,303	11,213	10,934	11,138	10,850	10,886	10,635	10,761	11,177	11,365	11,196	11,314	11,274	11,448	11,786	11,861	11,972	12,012	12,010	12,054	12,110	12,112	12,043	12,042	12,029	11,931	11,970	12,021	11,980	11,906	11,819	11,844	11,729	11,711	11,549	11,253	11,053	10,893	11,929	11,842	11,714	11,712	11,706	11,684	11,677	11,562	11,527	11,466	11,323	11,287	11,160	11,149	11,088	10,931	10,907	10,949	11,004	10,953	10,983		10,985	10,907	10,947	10,888	10,936	10,993	10,970	10,958	10,952	10,968	10,868	10,821	10,808	10,709	10,610	10,569	10,506	10,419	10,415	10,562	10,590	10,429	10,341	10,222	10,134	10,126	10,020	9,923	9,997	9,954	9,972	9,975	9,979	9,960	9,952	9,892	9,966	10,000
C000006614
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname650491e5-6bdc-42dd-96a5-dddf1ddb81c9" style="color: inherit; text-decoration: none;">Class I</a>
Account Value	$ 1,400,464	1,417,759	1,398,833	1,377,992	1,347,643	1,329,201	1,302,813	1,328,461	1,314,408	1,326,202	1,322,635	1,280,490	1,233,804	1,245,314	1,260,355	1,259,062	1,252,990	1,263,878	1,273,159	1,260,325	1,227,554	1,249,769	1,216,016	1,218,959	1,191,153	1,202,721	1,248,438	1,268,399	1,248,279	1,258,760	1,254,702	1,273,074	1,309,707	1,315,416	1,328,143	1,329,581	1,328,154	1,333,428	1,336,818	1,335,875	1,328,457	1,327,011	1,322,938	1,310,718	1,315,240	1,318,246	1,314,198	1,303,048	1,297,002	1,293,977	1,280,049	1,276,906	1,257,901	1,225,694	1,202,696	1,184,010	1,294,869	1,284,312	1,269,221	1,267,741	1,266,021	1,262,357	1,260,467	1,246,929	1,241,842	1,234,240	1,217,600	1,212,580	1,199,278	1,195,691	1,189,550	1,170,039	1,166,469	1,169,753	1,176,134	1,168,030	1,170,145		1,169,306	1,159,842	1,162,985	1,155,699	1,159,829	1,164,845	1,159,951	1,158,889	1,157,001	1,157,657	1,147,121	1,139,811	1,137,252	1,125,668	1,115,603	1,108,754	1,101,255	1,090,962	1,089,520	1,103,902	1,105,893	1,087,930	1,077,591	1,064,168	1,053,894	1,052,066	1,039,890	1,030,031	1,035,538	1,030,212	1,030,884	1,031,612	1,031,323	1,027,057	1,026,448	1,017,975	1,025,984	1,028,240	1,024,973	1,018,705	1,018,245	1,010,901	1,006,989	1,000,000
C000006613
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname09569bbc-a48c-4394-bb51-6a72d13616ef" style="color: inherit; text-decoration: none;">Class L</a>
Account Value	$ 13,127	13,296	13,125	12,953	12,660	12,493	12,253	12,499	12,373	12,506	12,462	12,073	11,641	11,752	11,912	11,887	11,849	11,971	12,046	11,946	11,642	11,856	11,543	11,577	11,320	11,435	11,887	12,067	11,883	12,003	11,955	12,150	12,503	12,563	12,690	12,711	12,704	12,760	12,799	12,811	12,732	12,726	12,693	12,597	12,633	12,682	12,634	12,535	12,440	12,461	12,334	12,310	12,135	11,833	11,604	11,445	12,514	12,418	12,280	12,287	12,263	12,234	12,236	12,098	12,056	11,988	11,834	11,791	11,669	11,639	11,586	11,403	11,374	11,412	11,479	11,407	11,433		11,431	11,345	11,381	11,316	11,361	11,429	11,387	11,369	11,355	11,367	11,271	11,218	11,199	11,092	10,985	10,937	10,869	10,761	10,765	10,912	10,936	10,766	10,670	10,543	10,448	10,435	10,308	10,217	10,276	10,240	10,241	10,253	10,254	10,230	10,217	10,150	10,223	10,250	10,235	10,178	10,178	10,110	10,065	10,000
C000198813
Account Value [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname8b79c742-8af9-4964-a813-26c6baacaf78" style="color: inherit; text-decoration: none;">Class R6</a>
Account Value	$ 6,015,571	6,089,811	6,008,081	5,925,830	5,787,169	5,707,545	5,594,499	5,704,513	5,643,597	5,701,502	5,678,233	5,496,402	5,302,536	5,343,165	5,414,081	5,400,124	5,380,290	5,426,207	5,465,229	5,409,311	5,274,930	5,362,669	5,224,341	5,229,788	5,110,161	5,159,713	5,362,819	5,441,461	5,354,768	5,406,295	5,381,597	5,467,064	5,617,301	5,648,380	5,696,120	5,708,974	5,702,817	5,718,848	5,739,833	5,735,519	5,696,727	5,690,401	5,672,895	5,626,984	5,639,615	5,659,166	5,635,086	5,593,485	5,547,499	5,553,899	5,493,867	5,480,172	5,398,299	5,259,865	5,161,080	5,080,657	5,549,598	5,510,527	5,445,626	5,439,065	5,432,003	5,416,127	5,407,806	5,343,307	5,327,458	5,294,675	5,223,089	5,201,377	5,138,026	5,128,663	5,095,973	5,018,037	5,002,409	5,016,329	5,037,454	5,008,481	5,017,361	$ 5,000,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,200	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719		10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,743	12,015	11,853	11,681	11,422	11,318	11,134	11,400	11,289	11,426	11,454	11,035	10,560	10,721	10,983	11,049	11,038	11,056	11,171	11,104	10,849	11,122	10,788	10,824	10,435	10,551	11,026	11,320	11,043	11,268	11,206	11,640	11,961	12,127	12,399	12,407	12,392	12,402	12,509	12,517	12,393	12,303	12,256	12,154	12,297	12,458	12,537	12,494	12,333	12,377	12,399	12,471	12,256	12,155	12,042	11,806	12,041	11,863	11,654	11,637	11,639	11,601	11,652	11,394	11,360	11,202	11,033	11,017	10,822	10,810	10,663	10,499	10,452	10,540	10,585	10,534	10,512		10,527	10,470	10,540	10,487	10,588	10,690	10,644	10,660	10,647	10,684	10,593	10,541	10,550	10,469	10,383	10,386	10,307	10,270	10,240	10,475	10,545	10,543	10,531	10,445	10,265	10,257	10,187	10,064	9,993	9,884	9,933	9,970	9,938	9,899	9,929	9,871	10,000	10,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,197,428	1,225,257	1,208,679	1,191,145	1,164,708	1,154,157	1,135,338	1,162,504	1,151,201	1,165,171	1,167,966	1,125,268	1,076,807	1,093,247	1,119,953	1,126,738	1,125,619	1,127,371	1,139,182	1,132,265	1,106,311	1,134,180	1,100,056	1,103,805	1,064,128	1,075,933	1,124,375	1,154,385	1,126,073	1,149,034	1,142,746	1,187,019	1,219,743	1,236,603	1,264,322	1,265,175	1,263,649	1,264,683	1,275,575	1,276,427	1,263,738	1,254,592	1,249,825	1,239,403	1,253,996	1,270,388	1,278,423	1,274,024	1,257,613	1,262,124	1,264,402	1,271,736	1,249,782	1,239,440	1,227,971	1,203,856	1,227,840	1,209,727	1,188,398	1,186,629	1,186,867	1,183,044	1,188,192	1,161,901	1,158,453	1,142,296	1,125,062	1,123,489	1,103,561	1,102,360	1,087,367	1,070,617	1,065,824	1,074,815	1,079,440	1,074,148	1,071,905		1,073,462	1,067,639	1,074,811	1,069,417	1,079,655	1,090,145	1,085,360	1,087,005	1,085,702	1,089,536	1,080,216	1,074,863	1,075,775	1,067,538	1,058,753	1,059,108	1,050,999	1,047,304	1,044,202	1,068,213	1,075,347	1,075,091	1,073,933	1,065,155	1,046,728	1,045,911	1,038,833	1,026,256	1,019,017	1,007,891	1,012,952	1,016,659	1,013,420	1,009,468	1,012,452	1,006,590	1,017,951	1,019,735	1,020,920	1,016,723	1,022,684	1,003,580	1,005,397	1,000,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,200	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719		10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,599,543	5,729,680	5,652,157	5,570,159	5,446,536	5,397,196	5,309,190	5,436,226	5,383,369	5,448,697	5,461,768	5,262,101	5,035,480	5,112,361	5,237,244	5,268,973	5,263,740	5,271,933	5,327,164	5,294,819	5,173,453	5,303,776	5,144,201	5,161,733	4,976,188	5,031,394	5,257,925	5,398,260	5,265,866	5,373,236	5,343,834	5,550,867	5,703,895	5,782,737	5,912,361	5,916,350	5,909,212	5,914,045	5,964,984	5,968,968	5,909,628	5,866,858	5,844,565	5,795,829	5,864,071	5,940,724	5,978,301	5,957,727	5,880,984	5,902,079	5,912,735	5,947,028	5,844,366	5,796,005	5,742,372	5,629,603	5,741,760	5,657,056	5,557,313	5,549,045	5,550,154	5,532,280	5,556,353	5,433,409	5,417,284	5,341,729	5,261,136	5,253,782	5,160,593	5,154,975	5,084,865	5,006,535	4,984,120	5,026,165	5,047,795	5,023,048	5,000,000	5,000,000
Bloomberg U.S. Mortgage Backed Securities
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Account Value	$ 11,072	11,395	11,261	11,082	10,798	10,673	10,464	10,790	10,677	10,854	10,904	10,454	9,936	10,145	10,479	10,566	10,574	10,619	10,698	10,643	10,439	10,722	10,380	10,426	10,018	10,163	10,703	11,082	10,737	10,912	10,793	11,185	11,484	11,596	11,771	11,781	11,792	11,815	11,857	11,877	11,803	11,808	11,829	11,764	11,824	11,904	11,895	11,869	11,861	11,866	11,878	11,874	11,852	11,863	11,849	11,774	11,651	11,531	11,451	11,420	11,410	11,370	11,362	11,262	11,216	11,136	10,994	11,001	10,843	10,853	10,767	10,576	10,481	10,548	10,613	10,549	10,560		10,555	10,482	10,535	10,468	10,537	10,662	10,627	10,642	10,646	10,670	10,592	10,545	10,587	10,522	10,454	10,451	10,401	10,404	10,405	10,586	10,614	10,585	10,573	10,551	10,466	10,452	10,435	10,405	10,366	10,233	10,237	10,250	10,244	10,184	10,176	10,112	10,190	10,192	10,188	10,150	10,167	10,081	10,065	10,000
Bloomberg U.S. Mortgage Backed Securities
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Account Value	$ 10,864	11,180	11,049	10,874	10,594	10,472	10,267	10,587	10,476	10,649	10,699	10,257	9,749	9,954	10,282	10,367	10,375	10,419	10,496	10,442	10,243	10,521	10,185	10,230	9,829	9,972	10,502	10,874	10,535	10,707	10,589	10,975	11,268	11,378	11,549	11,559	11,570	11,592	11,634	11,653	11,581	11,586	11,606	11,542	11,602	11,680	11,671	11,646	11,638	11,642	11,655	11,650	11,629	11,640	11,626	11,552	11,431	11,314	11,236	11,205	11,196	11,156	11,148	11,050	11,005	10,927	10,787	10,794	10,639	10,648	10,565	10,376	10,284	10,349	10,413	10,350	10,361		10,356	10,284	10,336	10,271	10,338	10,461	10,427	10,442	10,445	10,469	10,393	10,346	10,388	10,324	10,257	10,254	10,205	10,209	10,209	10,387	10,414	10,385	10,373	10,352	10,269	10,256	10,239	10,209	10,171	10,041	10,044	10,057	10,051	9,992	9,984	9,921	10,000	10,000
Bloomberg U.S. Mortgage Backed Securities
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Account Value	$ 1,107,222	1,139,481	1,126,124	1,108,241	1,079,775	1,067,291	1,046,383	1,079,029	1,067,720	1,085,378	1,090,421	1,045,370	993,575	1,014,536	1,047,926	1,056,618	1,057,405	1,061,937	1,069,773	1,064,266	1,043,928	1,072,241	1,038,043	1,042,642	1,001,809	1,016,287	1,070,350	1,108,247	1,073,727	1,091,199	1,079,266	1,118,527	1,148,391	1,159,603	1,177,062	1,178,119	1,179,219	1,181,463	1,185,746	1,187,685	1,180,307	1,180,800	1,182,874	1,176,381	1,182,429	1,190,382	1,189,466	1,186,911	1,186,081	1,186,559	1,187,827	1,187,363	1,185,245	1,186,332	1,184,884	1,177,407	1,165,081	1,153,129	1,145,125	1,141,962	1,141,041	1,137,028	1,136,226	1,126,170	1,121,640	1,113,624	1,099,415	1,100,064	1,084,284	1,085,267	1,076,731	1,057,552	1,048,107	1,054,758	1,061,277	1,054,883	1,056,003		1,055,492	1,048,163	1,053,456	1,046,772	1,053,680	1,066,179	1,062,708	1,064,244	1,064,578	1,066,967	1,059,225	1,054,462	1,058,714	1,052,182	1,045,366	1,045,064	1,040,090	1,040,444	1,040,458	1,058,595	1,061,383	1,058,470	1,057,253	1,055,092	1,046,589	1,045,237	1,043,544	1,040,471	1,036,598	1,023,318	1,023,653	1,025,045	1,024,368	1,018,413	1,017,555	1,011,183	1,018,954	1,019,187	1,018,761	1,015,006	1,016,658	1,008,106	1,006,547	1,000,000
Bloomberg U.S. Mortgage Backed Securities
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Account Value	$ 11,072	11,395	11,261	11,082	10,798	10,673	10,464	10,790	10,677	10,854	10,904	10,454	9,936	10,145	10,479	10,566	10,574	10,619	10,698	10,643	10,439	10,722	10,380	10,426	10,018	10,163	10,703	11,082	10,737	10,912	10,793	11,185	11,484	11,596	11,771	11,781	11,792	11,815	11,857	11,877	11,803	11,808	11,829	11,764	11,824	11,904	11,895	11,869	11,861	11,866	11,878	11,874	11,852	11,863	11,849	11,774	11,651	11,531	11,451	11,420	11,410	11,370	11,362	11,262	11,216	11,136	10,994	11,001	10,843	10,853	10,767	10,576	10,481	10,548	10,613	10,549	10,560		$ 10,555	$ 10,482	$ 10,535	$ 10,468	$ 10,537	$ 10,662	$ 10,627	$ 10,642	$ 10,646	$ 10,670	$ 10,592	$ 10,545	$ 10,587	$ 10,522	$ 10,454	$ 10,451	$ 10,401	$ 10,404	$ 10,405	$ 10,586	$ 10,614	$ 10,585	$ 10,573	$ 10,551	$ 10,466	$ 10,452	$ 10,435	$ 10,405	$ 10,366	$ 10,233	$ 10,237	$ 10,250	$ 10,244	$ 10,184	$ 10,176	$ 10,112	$ 10,190	$ 10,192	$ 10,188	$ 10,150	$ 10,167	$ 10,081	$ 10,065	$ 10,000
Bloomberg U.S. Mortgage Backed Securities
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Account Value	$ 5,265,409	$ 5,418,814	$ 5,355,298	$ 5,270,256	$ 5,134,883	$ 5,075,516	$ 4,976,090	$ 5,131,338	$ 5,077,556	$ 5,161,528	$ 5,185,513	$ 4,971,270	$ 4,724,956	$ 4,824,640	$ 4,983,423	$ 5,024,762	$ 5,028,501	$ 5,050,056	$ 5,087,321	$ 5,061,128	$ 4,964,412	$ 5,099,055	$ 4,936,426	$ 4,958,295	$ 4,764,118	$ 4,832,967	$ 5,090,062	$ 5,270,283	$ 5,106,124	$ 5,189,210	$ 5,132,461	$ 5,319,170	$ 5,461,187	$ 5,514,508	$ 5,597,532	$ 5,602,561	$ 5,607,790	$ 5,618,461	$ 5,638,830	$ 5,648,049	$ 5,612,966	$ 5,615,309	$ 5,625,171	$ 5,594,294	$ 5,623,057	$ 5,660,879	$ 5,656,522	$ 5,644,371	$ 5,640,425	$ 5,642,698	$ 5,648,725	$ 5,646,518	$ 5,636,448	$ 5,641,618	$ 5,634,729	$ 5,599,173	$ 5,540,556	$ 5,483,719	$ 5,445,657	$ 5,430,614	$ 5,426,235	$ 5,407,150	$ 5,403,338	$ 5,355,516	$ 5,333,971	$ 5,295,853	$ 5,228,280	$ 5,231,370	$ 5,156,326	$ 5,161,001	$ 5,120,406	$ 5,029,202	$ 4,984,285	$ 5,015,916	$ 5,046,916	$ 5,016,510	$ 5,000,000	$ 5,000,000